Accrued Liabilities (Details) - Schedule of Accrued Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Successor [Member]
Accrued Liabilities (Details) - Schedule of Accrued Liabilities [Line Items]
Employee-related liabilities	$ 243,122
Accrued taxes	78,448
Accrued legal expenses	20,000
Accrued interest
Penalty for late S-1 filing and effectiveness	645,693
Accrued research and development	144,619
Other accrued expenses	25,601
Total accrued liabilities	$ 1,157,483
Predecessor [Member]
Accrued Liabilities (Details) - Schedule of Accrued Liabilities [Line Items]
Employee-related liabilities		$ 68,697
Accrued taxes
Accrued legal expenses		46,466
Accrued interest		27,637
Penalty for late S-1 filing and effectiveness
Accrued research and development
Other accrued expenses		1,833
Total accrued liabilities		$ 144,633